Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Millions		1 Months Ended						12 Months Ended
	Sep. 03, 2024 USD ($) Multiple	Sep. 30, 2024 EUR (€) XBB	Sep. 30, 2024 USD ($) XBB	Sep. 30, 2023 EUR (€) XBB Multiple	Sep. 30, 2023 USD ($) XBB Multiple	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2025 EUR (€) Days € / shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 EUR (€) € / shares
Disclosure of detailed information about financial instruments [line items]
Carrying amount of royalty funding liabilities								€ 290.9
Carrying amount of royalty funding liabilities								290.9		€ 305.4
Fair value of royalty funding liabilities								€ 296.9
Share price | € / shares								€ 48.9		€ 49.6
Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $			$ 150,000,000
Net proceeds after deduting offering expenses		€ 134.2	$ 148,200,000
Funding received in exchange of royalty payments | $	$ 150,000,000
Net revenue from sales interest payment in percentage in exchange for funding	3.00%
Royalty payment ending period	Dec. 31, 2029
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB		2	2
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB		1.65	1.65	1.65	1.65
Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $					$ 150,000,000
Net proceeds after deduting offering expenses				€ 136.3	146,300,000
Funding received in exchange of royalty payments | $					$ 150,000,000
Net revenue from sales interest payment in percentage in exchange for funding				9.15%	9.15%
Royalty payment ending period				Dec. 31, 2031	Dec. 31, 2031
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB				1.925	1.925
Derivatives [member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								10.00%	10.00%
Derivatives [member] | Share Price Measurement Input [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities								10.00%	10.00%
Increase decrease in derivative financial liabilities fair value								€ 50.8
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value								€ 13.2
Bottom of range [member] | Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	1.65
Bottom of range [member] | Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple				1.65	1.65
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period								10 years
Top of range [member] | Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	2
Top of range [member] | Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple				1.925	1.925
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares									$ 166.34
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, maturity						April 1, 2028	April 1, 2028	April 2028
Principal amount | $							$ 575,000,000
Proceeds From Issuance Of Notes						€ 503.3	$ 557,900,000
Conversion rate per note | $ / shares									$ 6.0118
Borrowings redemption period								April 7, 2025
Borrowings condition for redemption								but only if the last reported sale price per ADS exceeds 130% of the conversion price on (i) each of at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption								130.00%
Borrowings threshold trading days for redemption | Days								20
Borrowings threshold consecutive trading days for redemption | Days								30
Carrying amount of convertible notes								€ 429.4
Fair value of convertible notes								€ 426.4
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $									$ 1,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.25%	2.25%	2.25%